Discontinued operations - Cash Flows (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities	$ 17	$ 22	$ 39	$ 47
Cash flows used in investing activities	(8)	(5)	(15)	(7)
Cash flows used in financing activities	(2)	(2)	(3)	(3)
Net increase in cash	354	173	1,156	294
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities	17	22	39	47
Cash flows used in investing activities	(8)	(5)	(15)	(7)
Cash flows used in financing activities	(2)	(2)	(3)	(3)
Net increase in cash	$ 7	$ 15	$ 21	$ 37